Operating Leases Future Minimum Rent Payable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 2,748
2015	3,293
2016	3,379
2017	3,598
2018	3,808
Thereafter	1,925
Total	$ 18,751